Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Voyage revenues	$ 96,354	$ 92,247	$ 195,570	$ 185,466
Vessel operating expenses	20,104	23,388	40,635	44,195
General and administrative	6,506	6,535	13,622	12,861
Affiliated Entity [Member]
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Voyage revenues	9,592	8,441	19,183	17,786
Vessel operating expenses	8,029	8,506	17,011	16,079
General and administrative	$ 4,737	$ 4,492	$ 9,793	$ 8,754